Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	6 Months Ended
Sep. 30, 2020
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2020 and September 30, 2020:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2020
Repurchase agreements	6,357	5,467	4,867	1,280	17,971
Securities lending transactions	877	231	—	316	1,424

Total	7,234	5,698	4,867	1,596	19,395

September 30, 2020
Repurchase agreements	10,154	3,684	3,162	2,326	19,326
Securities lending transactions	798	298	50	330	1,476

Total	10,952	3,982	3,212	2,656	20,802

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2020 and September 30, 2020:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2020
Japanese government bonds and Japanese local government bonds	1,790	269
Foreign government bonds and foreign agency mortgage-backed securities	15,218	359
Commercial paper and corporate bonds	273	50
Equity securities	542	730
Other	148	16

Total (Note)	17,971	1,424

September 30, 2020
Japanese government bonds and Japanese local government bonds	3,355	372
Foreign government bonds and foreign agency mortgage-backed securities	15,100	368
Commercial paper and corporate bonds	209	53
Equity securities	579	668
Other	83	15

Total (Note)	19,326	1,476

Note:
Amounts exceeded the gross amounts recognized in Note 18 “Offsetting of financial assets and financial liabilities” by ¥1,227 billion and ¥804 billion, at March 31, 2020 and September 30, 2020, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off
or where uncertainty exists as to the enforceability.